Summary of Significant Accounting Policies: Basis of Consolidation (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Basis of Consolidation

(b)            Basis of consolidation

The consolidated financial statements of the Group include the accounts of all majority owned subsidiaries where no non-controlling interests or group of non-controlling interests exercises substantive participating rights. Investments in companies that the Group does not control, but has the ability to exercise significant influence over their operating and financial policies, are accounted for under the equity method. Accordingly, the Group’s share of net earnings and losses from these companies is included in the consolidated income statements as income from equity investments. All other investments in equity securities are recorded at cost and adjusted for impairment, if any. Intercompany profits, transactions and balances have been eliminated in consolidation.

Effective January 1, 2010, the Group adopted required changes to consolidation guidance for variable interest entities that require an enterprise to perform an analysis to determine whether the enterprise’s variable interest or interests give it a controlling financial interest in a variable interest entity. These changes to the consolidation guidance defined the primary beneficiary of a variable interest entity as the enterprise that has (1) the power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity that could potentially be significant to the variable interest entity, or the right to receive benefits from the entity that could potentially be significant to the variable interest entity. In addition, the required changes provide guidance on shared power and joint venture relationships, remove the scope exemption for qualified special purpose entities, revise the definition of a variable interest entity, and require additional disclosures.

The adoption of the above mentioned changes to consolidation guidance did not have any impact on the consolidated financial statements of the Group.  The Group does not have significant consolidated variable interest entities.